Related party transactions - Summary of transactions with other related parties (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Aggregate gain on directors' exercise of share options	£ 1,351	£ 0
Imagination Industries Ltd
Related party transactions
Services received, related party transactions	83	108
Trade and other payables.	£ 14	£ 0